Related Party Balances and Transactions - Sales of goods (Details) - Related party - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Balances and Transactions
Sales of goods	¥ 5,068,987	¥ 3,439,462
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Sales of goods	4,957,021	3,439,221
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Sales of goods	111,744
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Balances and Transactions
Sales of goods	¥ 222	¥ 241